Leases (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2020 USD ($) m²	Dec. 31, 2022 USD ($) lease	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2018 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities		$ 2,255,000	$ 2,520,000	$ 20,000
Right-to-use asset		$ 2,224,000	$ 2,601,000	$ 20,000
Repayment loan, term		8 years
Copenhagen, Denmark
Disclosure of quantitative information about right-of-use assets [line items]
Number of leases | lease		1
Hrsholm, Denmark
Disclosure of quantitative information about right-of-use assets [line items]
Lease space | m²	1,356
Lease term	10 years
Lease termination fee	$ 2,700,000
Lease monthly payment	$ 26,000
Hrsholm, Denmark | Office space
Disclosure of quantitative information about right-of-use assets [line items]
Lease space | m²	839
Lease monthly payment	$ 11,000
Hrsholm, Denmark | Laboratory space
Disclosure of quantitative information about right-of-use assets [line items]
Lease space | m²	518
Lease monthly payment	$ 15,000
Hrsholm, Denmark | Minimum [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of increase in annual lease payment	2.00%
Hrsholm, Denmark | Maximum [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of increase in annual lease payment	4.00%
New York, United States
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	13 months
IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities					$ 200,000
Right-to-use asset					$ 200,000
Incremental borrowing rate					3.80%